Significant Accounting Policies	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Significant Accounting Policies
Significant Accounting Policies

Basis of Presentation
Our financial reporting and accounting policies conform to generally accepted accounting principles in the United States of America (“GAAP”). In conjunction with the Spin-Off, our audited consolidated financial are comprised of financial information relating to Sallie Mae Bank, Upromise and the Private Education Loan origination functions. Also included are certain general corporate overhead expenses allocated to Sallie Mae.
These carve-out financial statements are presented on a basis of accounting that reflects a change in reporting entity and have been adjusted for the effects of the Spin-Off. These carve-out financial statements and selected financial information represent only those operations, assets, liabilities and equity that form Sallie Mae on a stand-alone basis.

Use of Estimates and Assumptions
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Key accounting policies that include significant judgments and estimates include the valuation of allowance for loan losses, fair value measurements, acquired intangible asset impairment assessments, and derivative accounting.
Consolidation
The consolidated financial statements include the accounts of SLM Corporation and its majority-owned and controlled subsidiaries after eliminating the effects of intercompany accounts and transactions.

Cash and Cash Equivalents
Cash and cash equivalents include cash held in the Federal Reserve Bank of San Francisco (“FRB”) and commercial bank accounts, and other short-term liquid instruments with original maturities of three months or less. Fees associated with investing cash and cash equivalents are amortized into interest income using the effective interest rate method.
Investments
Investments include mortgage-backed securities in 2013, and asset-backed securities and mortgage-backed securities in 2012. We record our investment purchases and sales on a trade date basis. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts, which are amortized using the effective interest rate method. We classify all of our investments with readily determinable fair values as trading, available-for-sale or held-to-maturity.
Investments that are not categorized as trading or held-to-maturity are classified as available-for-sale and reported at fair value. Unrealized gains or losses on available-for-sale investments are recorded in equity and are reported as a component of other comprehensive income/(loss), net of applicable income taxes, unless a decline in the investment’s value is considered to be other-than-temporary, in which case the loss is recorded directly to earnings.
Management reviews all investments at least quarterly to determine whether any impairment is other-than-temporary. Impairment is evaluated by considering several factors including the length of time and extent to which the fair value has been less than cost, the financial condition and near-term prospects of the issuer, and the intent and ability to retain the investment to allow for an anticipated recovery in fair value. If, based on the analysis, it is determined that the impairment is other-than-temporary, the investment is written down to fair value and a loss is recognized through earnings.
Loans Held for Investment
Loans, consisting of Private Education Loans and FFELP loans, that we have the ability and intent to hold for the foreseeable future are classified as held for investment, and are carried at amortized cost. Amortized cost includes the unamortized premiums, discounts, and capitalized origination costs and fees, all of which are amortized to interest income as discussed under “Loan Interest Income.” Loans which are held for investment are reported net of an allowance for loan losses.
We also participate in FFELP rehabilitation loan auctions whereby we bid on portfolios of rehabilitated FFELP loans offered for sale by guarantors. For a loan to be eligible for rehabilitation, the guaranty agency must have received reasonable and affordable payments for 9 out of 10 months, at which time the borrower may request that the loan be rehabilitated. Because monthly payments are usually greater after rehabilitation, not all borrowers request rehabilitation. Upon rehabilitation, a borrower is again eligible for all of the benefits under the Higher Education Act that he or she was not eligible as a borrower on a defaulted loan, such as new federal aid, and the default on the borrower’s credit record is expunged. No student loan may be rehabilitated more than once. We purchased $474,293 and $410,049 of these loans in 2013 and 2012, respectively, at 95 percent to 102.5 percent of par value. These loans are subject to our Allowance for Loan Loss reserve methodology.
In 2012, we purchased $408,891 of other FFELP, non-rehabilitated loans. These loans were purchased at 100.5 percent of par value. In 2012 we assumed a forward purchase agreement with Fifth Third Bank, as discussed further in Note 11, “Related Party Transactions.” Under this agreement, we purchased $36,536 and $30,020 of loans at par in 2013 and 2012, respectively.
Allowance for Loan Losses
We consider a loan to be impaired when, based on current information, a loss has been incurred and it is probable that we will not receive all contractual amounts due. When making our assessment as to whether a loan is impaired, we also take into account more than insignificant delays in payment. We generally evaluate impaired loans on an aggregate basis by grouping similar loans. We maintain an allowance for loan losses at an amount sufficient to absorb probable losses incurred in our portfolios at the reporting date based on a projection of estimated probable credit losses incurred in the portfolio.
We analyze our portfolio to determine the effects that the various stages of delinquency and forbearance have on borrower default behavior and ultimate charge-off. We estimate the allowance for loan losses for our loan portfolio using a migration analysis of delinquent and current accounts. A migration analysis is a technique used to estimate the likelihood that a loan receivable may progress through the various delinquency stages and ultimately charge off. We also take into account the current and future economic environment when calculating the allowance for loan losses. We analyze key economic statistics and the effect they have on future defaults.
The evaluation of the allowance for loan losses is inherently subjective, as it requires material estimates that may be susceptible to significant changes. Our default estimates are based on a loss confirmation period of two years (two years being the expected period between a loss event and when management considers the debt to be uncollectible), taking into consideration account management practices that affect the timing of a loss, such as the usage of forbearance. The two-year estimate underlying the allowance for loan losses is subject to a number of assumptions. If actual future performance in delinquency, charge-offs and recoveries are significantly different than estimated, or account management assumptions or practices were to change, this could materially affect the estimate of the allowance for loan losses, the timing of when losses are recognized, and the related provision for loan losses on our consolidated statements of income.
Below we describe in further detail our policies and procedures for the allowance for loan losses as they relate to our Private Education Loan and FFELP Loan portfolios.
Allowance for Private Education Loan Losses
We determine the collectability of our Private Education Loan portfolio by evaluating certain risk characteristics. We consider school type, credit score, existence of a cosigner, loan status and loan seasoning as the key credit quality indicators because they have the most significant effect on the determination of the adequacy of our allowance for loan losses. The type of school borrowers attend can have an impact on their job prospects after graduation and therefore affects their ability to make payments. Credit scores are an indicator of the creditworthiness of a borrower and the higher the credit score the more likely it is the borrower will be able to make all of their contractual payments. Loan status affects the credit risk because a past due loan is more likely to result in a credit loss than an up-to-date loan. Additionally, loans in the deferred payment status have different credit risk profiles compared with those in current pay status. Loan seasoning affects credit risk because a loan with a history of making payments generally has a lower incidence of default than a loan with a history of making infrequent or no payments. The existence of a cosigner lowers the likelihood of default. We monitor and update these credit quality indicators in the analysis of the adequacy of our allowance for loan losses on a quarterly basis.

To estimate the probable credit losses incurred in the loan portfolio at the reporting date, we use historical experience of borrower payment behavior in connection with the key credit quality indicators and incorporate management expectations regarding macroeconomic and collection procedure factors. The model is based upon the most recent twelve months of actual collection experience as the starting point and applies, when appropriate, expected macroeconomic changes and collection procedure changes to estimate expected losses caused by loss events incurred as of the balance sheet date. The model places a greater emphasis on the more recent default experience rather than the default experience for older historical periods, as management believes the recent default experience is more indicative of the probable losses incurred in the portfolio today. Similar to estimating defaults, we use historical borrower payment behavior to estimate the timing and amount of future recoveries on charged off loans. We use judgment in determining whether historical performance is representative of what we expect to collect in the future. We then apply the default and collection rate projections to each category of loans. Once the quantitative calculation is performed, we review the adequacy of the allowance for loan losses and determine if qualitative adjustments need to be considered. Additionally, we consider changes in laws and regulations that could potentially impact the allowance for loan losses. We believe that the model reflects recent customer behavior, loan performance, and collection performance, as well as expectations about economic factors.
Certain Private Education Loans do not require borrowers to begin repayment until six months after they have graduated or otherwise left school. Consequently, the loss estimates for these programs is generally low while the borrower is in school. At December 31, 2013 and 2012, 39 percent and 32 percent, respectively, of the principal balance in the Private Education Loan portfolio was related to borrowers who are in an in-school, grace, or deferment status and not required to make payments. As this population of borrowers leaves school, they will be required to begin payments on their loans, and the allowance for losses may change accordingly.
Similar to the rules governing FFELP payment requirements, our collection policies allow for periods of nonpayment for borrowers requesting additional payment grace periods upon leaving school or experiencing temporary difficulty meeting payment obligations. This is referred to as forbearance status and is considered separately in the allowance for loan losses. The loss confirmation period is in alignment with the typical collection cycle and takes into account these periods of nonpayment.
As part of concluding on the adequacy of the allowance for loan loss, we review key allowance and loan metrics. The most relevant of these metrics considered are the allowance coverage of charge-offs ratio; the allowance as a percentage of total loans and of loans in repayment; and delinquency and forbearance percentages.
We consider a loan to be delinquent 31 days after the last payment was contractually due. We use a model to estimate the amount of uncollectible accrued interest on Private Education Loans and reserve for that amount against current period interest income.
Because, prior to the Spin-Off, we sold loans that met the related criteria under an agreement with an affiliate, we did not anticipate any loan losses related to the Private Education Loan portfolio. However, in the event we are unable to sell these delinquent Private Education Loan portfolios to the affiliate, the loan principal would be charged off against the allowance when the loan exceeded 120 days delinquency. This is different from the assumption underlying the 2 year loss emergence period. Post-Spin-Off we will record charge-offs against loans that exceed 120 days past due. As a result, post Spin-Off we will be reducing the loss emergence period to reflect this change as well as other changes in our servicing practices. We are unable to quantify the impact of the change in our charge-off policy at this time.
Allowance for FFELP Loan Losses
FFELP Loans are insured as to their principal and accrued interest in the event of default subject to a Risk Sharing level based on the date of loan disbursement. These insurance obligations are supported by contractual rights against the United States. For loans disbursed after October 1, 1993, and before July 1, 2006, we receive 98 percent reimbursement on all qualifying default claims. For loans disbursed on or after July 1, 2006, we receive 97 percent reimbursement. For loans disbursed prior to October 1, 1993, we receive 100 percent reimbursement.
Similar to the allowance for Private Education Loan losses, the allowance for FFELP Loan losses uses historical experience of customer default behavior and a two-year loss confirmation period to estimate the credit losses incurred in the loan portfolio at the reporting date. We apply the default rate projections, net of applicable Risk Sharing, to each category for the current period to perform our quantitative calculation. Once the quantitative calculation is performed, we review the adequacy of the allowance for loan losses and determine if qualitative adjustments need to be considered.
Deposits
Our deposit accounts are principally certificates of deposit (“CD”), money market deposit accounts (“MMDA”), negotiable orders of withdrawal (“NOW”) accounts, and high yield savings (“HYS”) accounts. CDs are accounts that have a stipulated maturity and interest rate. Early withdrawal of Brokered CD’s is prohibited (except in the case of death or legal incapacity). Retail CD’s may be withdrawn early but a penalty is assessed. MMDA, NOW and HYS accounts are both interest and non-interest bearing accounts that have no maturity or expiration date. The depositor is not required by the deposit contract, but may at any time be required by the Company, to give written notice of any intended withdrawal not less than seven days before the withdrawal is made.
Upromise related liabilities
Upromise related liabilities represent amounts owed to Upromise rewards members for rebates they have earned from qualifying purchases from Upromise’s participating companies. These amounts are held in trust for the benefit of the members until distributed in accordance with the Upromise member’s request and/or the terms of the Upromise service agreement. Upromise, which acts as the trustee for the trust, has deposited a majority of the cash with Sallie Mae Bank pursuant to a money market deposit account agreement between Sallie Mae Bank and Upromise as trustee of the trust.
Fair Value Measurement

We use estimates of fair value in applying various accounting standards for our financial statements. Fair value measurements are used in one of five ways:

•	In the consolidated balance sheet with changes in fair value recorded in the consolidated statement of income;

•	In the consolidated balance sheet with changes in fair value recorded in the accumulated other comprehensive income section of the consolidated statement of changes in equity;

•	In the consolidated balance sheet for instruments carried at lower of cost or fair value with impairment charges recorded in the consolidated statement of income;

•	In the notes to the consolidated financial statements; and

•	In the measurement of related party transactions.
Fair value is defined as the price to sell an asset or transfer a liability in an orderly transaction between willing and able market participants. In general, our policy in estimating fair value is to first look at observable market prices for identical assets and liabilities in active markets, where available. When these are not available, other inputs are used to model fair value such as prices of similar instruments, yield curves, volatilities, prepayment speeds, default rates and credit spreads (including for our liabilities), relying first on observable data from active markets. Depending on current market conditions, additional adjustments to fair value may be based on factors such as liquidity, credit, and bid/offer spreads. Transaction costs are not included in the determination of fair value. When possible, we seek to validate the model’s output to market transactions. Depending on the availability of observable inputs and prices, different valuation models could produce materially different fair value estimates. The values presented may not represent future fair values and may not be realizable.
We categorize our fair value estimates based on a hierarchical framework associated with three levels of price transparency utilized in measuring financial instruments at fair value. Classification is based on the lowest level of input that is significant to the fair value of the instrument. The three levels are as follows:

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Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities that we have the ability to access at the measurement date. The types of financial instruments included in level 1 are highly liquid instruments with quoted prices.

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Level 2 — Inputs from active markets, other than quoted prices for identical instruments, are used to determine fair value. Significant inputs are directly observable from active markets for substantially the full term of the asset or liability being valued.

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Level 3 — Pricing inputs significant to the valuation are unobservable. Inputs are developed based on the best information available. However, significant judgment is required by us in developing the inputs.

Loan Interest Income
For loans classified as held for investment, we recognize interest income as earned, adjusted for (i) the amortization of premiums and capitalized direct origination costs, (ii) accretion of discounts, and (iii) the effect of borrower utilization of incentives for timely payment (“Repayment Borrower Benefits”). These adjustments are recognized based upon the expected yield of the loan over its life after giving effect to prepayments and extensions, and to estimates related to Repayment Borrower Benefits. The estimate of the prepayment speed includes the effect of voluntary prepayments, student loan defaults, and consolidation (if the loan is consolidated to a third party), all of which shorten the life-of-loan. Prepayment speed estimates also consider the utilization of deferment, forbearance, and extended repayment plans, which lengthen the life-of-loan. For Repayment Borrower Benefits, the estimates of their effect on student loan yield are based on analyses of historical payment behavior of customers who are eligible for the incentives and its effect on the ultimate qualification rate for these incentives. We regularly evaluate the assumptions used to estimate the prepayment speeds and the qualification rates used for Repayment Borrower Benefits. In instances where there are changes to the assumptions, amortization is adjusted on a cumulative basis to reflect the change since the origination of the loan. We also pay to ED an annual 105 basis point Consolidation Loan Rebate Fee on FFELP Consolidation Loans which is netted against loan interest income. Additionally, interest earned on student loans reflects potential non-payment adjustments in accordance with our uncollectible interest recognition policy as discussed further in “Allowance for Loan Losses” of this Note 2. We do not amortize any premiums, discounts or other adjustments to the basis of student loans when they are classified as held-for-sale.
We recognize certain fee income (primarily late fees) on student loans when earned according to the contractual provisions of the promissory notes, as well as our expectation of collectability. Fee income is recorded when earned in “other non-interest income” in the accompanying consolidated statements of income.
Interest Expense
Interest expense is based upon contractual interest rates adjusted for the amortization of issuance costs and premiums and the accretion of discounts. We incur interest expense on interest bearing deposits comprised of non-maturity savings deposits, brokered and retail certificates of deposit and brokered money market deposits.  Interest expense is recognized when amounts are contractually due to deposit holders.  Refer to Note 7, “Deposits,” for further details of interest bearing deposits.
Other Income
We participate and sell loans to related parties and others. These loans are initially recorded as held for investment, and are transferred to held-for-sale immediately prior to sale or participation. Prior to April 2012, loans were sold for more than the loan's fair value, and the difference was recorded as additional paid-in-capital. Beginning in April 2012, loans were sold at fair value. Details of these transactions are further discussed in Note 11, “Related Party Transactions.”
Our Upromise subsidiary has a number of programs that encourage consumers to save for the cost of college education. We have established a consumer savings network which is designed to promote college savings by consumers who are members of this program by encouraging them to purchase goods and services from the companies that participate in the program (“Participating Companies”). Participating Companies generally pay Upromise fees based on member purchase volume, either online or in stores depending on the contractual arrangement with the Participating Company. We recognize revenue as marketing and administrative services are rendered based upon contractually determined rates and member purchase volumes.
Derivative Accounting
We account for our derivatives, consisting of interest rate swaps and certain derivative instruments embedded in other contracts, at fair value on the consolidated balance sheets as either an asset or liability. Derivative positions are recorded as net positions by counterparty based on master netting arrangements (see Note 9, “Derivative Financial Instruments”) exclusive of accrued interest and cash collateral held or pledged. We determine the fair value for our derivative contracts primarily using pricing models that consider current market conditions and the contractual terms of the derivative contract. These factors include interest rates, time value, forward interest rate curves, and volatility factors. Inputs are generally from active financial markets.
The majority of our derivatives qualify as effective hedges. For these derivatives, the relationship between the hedging instrument and the hedged items (including the hedged risk and method for assessing effectiveness), as well as the risk management objective and strategy for undertaking various hedge transactions at the inception of the hedging relationship, is documented.
Each derivative is designated to a specific (or pool of) liability(ies) on the consolidated balance sheets, and is designated as a “fair value” hedge. Fair value hedges are designed to hedge our exposure to changes in fair value of a fixed rate liability due to a change in the market of interest designated as one-month LIBOR. For effective fair value hedges, both the hedge and the hedged item (for the risk being hedged) are recorded at fair value with any difference reflecting ineffectiveness which is recorded immediately in the consolidated statements of income. The assessment of the hedge’s effectiveness is performed at inception and on an ongoing basis, generally using regression testing. For hedges of a pool of liabilities, tests are performed to demonstrate the similarity of individual instruments of the pool. When it is determined that a derivative is not currently an effective hedge, ineffectiveness is recognized for the full change in fair value of the derivative with no offsetting amount from the hedged item for the current period. If it is also determined the hedge will not be effective in the future, we discontinue the hedge accounting prospectively, cease recording changes in the fair value of the hedged item, and begin amortization of any basis adjustments that exist related to the hedged item.
Stock-Based Compensation
We recognize stock-based compensation cost in our consolidated statements of income using the fair value method. Under this method we determine the fair value of the stock-based compensation at the time of the grant and recognize the resulting compensation expense over the vesting period of the stock-based grant.
Income Taxes
We account for income taxes under the asset and liability approach which requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of temporary differences between the carrying amounts and tax basis of our assets and liabilities. To the extent tax laws change, deferred tax assets and liabilities are adjusted in the period that the tax change is enacted.
“Income tax expense/(benefit)” includes (i) deferred tax expense/(benefit), which represents the net change in the deferred tax asset or liability balance during the year when applicable, and (ii) current tax expense/(benefit), which represents the amount of tax currently payable to or receivable from a tax authority plus amounts accrued for unrecognized tax benefits. Income tax expense/(benefit) excludes the tax effects related to adjustments recorded in equity.
An uncertain tax position is recognized only if it is more likely than not to be sustained upon examination based on the technical merits of the position. The amount of tax benefit recognized in the financial statements is the largest amount of benefit that is more than fifty percent likely of being sustained upon ultimate settlement of the uncertain tax position. We recognize interest related to unrecognized tax benefits in income tax expense/(benefit), and penalties, if any, in operating expenses.